As filed with the Securities and Exchange Commission on December 1, 2008

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2008 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 90.13%                       $ 10,281,586
            =========================================================
            (Cost $13,185,271)

            ALTERNATIVE ENERGY - 1.16%                        131,929
            ---------------------------------------------------------
    290     First Solar, Inc.*                                 54,784
  1,088     SunPower Corp.*                                    77,145

            COMMUNICATIONS EQUIPMENT - 17.62%               2,010,258
            ---------------------------------------------------------
 26,660     QUALCOMM Inc.                                   1,145,580
 12,660     Research In Motion Ltd.*                          864,678

            COMPUTER HARDWARE - 16.62%                      1,895,667
            ---------------------------------------------------------
 11,605     Apple, Inc.*                                    1,319,024
  4,410     EMC Corp.*                                         52,744
 11,330     Hewlett-Packard Co.                               523,899

            INTERNET SOFTWARE & SERVICES - 24.99%           2,850,844
            ---------------------------------------------------------
 14,370     Amazon.com, Inc.*                               1,045,561
  1,780     Baidu.com, Inc. ADR*                              441,849
  2,980     Google, Inc. (Class A)*                         1,193,550
  3,510     Salesforce.com, Inc.*                             169,884

            MEDICAL APPLIANCES & EQUIPMENT - 0.79%             89,898
            ---------------------------------------------------------
    910     Illumina, Inc.*                                    36,882
    220     Intuitive Surgical, Inc.*                          53,016

            NETWORKING & TELECOM EQUIPMENT - 4.93%            562,936
            ---------------------------------------------------------
 22,235     Cisco Systems, Inc.*                              501,622
  2,910     Juniper Networks, Inc.*                            61,314

            SEMICONDUCTORS - 19.51%                         2,225,703
            ---------------------------------------------------------
 28,805     Broadcom Corp. (Class A)*                         536,637
     10     Cypress Semiconductor Corp.*                           52
 28,525     Intel Corp.                                       534,273
 56,495     Marvell Technology Group Ltd.*                    525,403
 62,305     Skyworks Solutions, Inc*                          520,870
  5,045     Texas Instruments, Inc.                           108,468

            SOFTWARE - 4.51%                                  514,351
            ---------------------------------------------------------
 23,325     Oracle Corp.*                                     514,351

            EXCHANGE TRADED FUNDS - 9.38%                   1,070,049
            =========================================================
            (Cost $1,235,082)
     40     Internet HOLDRs Trust                               1,787
 13,870     PowerShares QQQ                                   539,682
 21,400     Semiconductor HOLDRs Trust                        528,580

            CASH EQUIVALENT - 0.96%                           110,099
            =========================================================
            (Cost $110,099)
110,099     First American Treasury
            Obligations Fund (2.85%)**                        110,099


            TOTAL INVESTMENT SECURITIES - 100.47%          11,461,734
            =========================================================
            (Cost $14,530,452)

            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.47%)   (54,084)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 11,407,650
            =========================================================
            Equivalent to $6.41 per share


    *Non-income producing
    **Variable Rate Security: The rate shown represents the rate at 9/30/2008 ADR American Depositary Receipt


The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments                  $ 14,530,452
                                       ==========
Gross unrealized appreciation              44,137
Gross unrealized depreciation          (3,112,855)
                                       ----------
Net unrealized depreciation          $ (3,068,718)


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the trans-parency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approxi-mates the current fair value of a security, but since the value is not obtain-ed from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

                                                                    OTHER
                                                INVESTMENT IN      FINANCIAL
DESCRIPTION                                       SECURITIES      INSTRUMENTS*
==============================================================================
Level 1 - Quoted prices                          $ 11,351,635      $         0
Level 2 - Other significant observable inputs         110,099                0
Level 3 - Significant unobservable inputs                   0                0
                                                  -----------      -----------
Total                                            $ 11,461,734      $         0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: December 1, 2008


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: December 1, 2008